Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Components of Accounts and other receivables table
Unbilled receivables:
California Energy Commission	$529,990
Bay Area Air Quality Management District	269,423
799,413
U.S. Department of Energy	1,040,854
Other accounts receivable	188,995
Total receivables acquired from Ecotality	2,029,262
Less: Fair value adjustment to receivables acquired from Ecotality	(2,000,189)
Fair value of accounts receivable acquired from Ecotality – See Note 5	29,073
Due from the estate of Electric Transportation Engineering Corporation of America	143,282
Other accounts receivable	43,648
Balance	$216,003